Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at the beginning of the year	$ 786.6	$ 515.8
Acquisition costs deferred	1,091.0	994.6
Amortization of deferred policy acquisition costs	(999.7)	(723.8)	$ (384.4)
Balance at the end of the year	$ 877.9	$ 786.6	$ 515.8